CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥) shares
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	59,598,099	59,598,099	58,358,521	58,358,521
Common stock, shares outstanding (in shares)	59,598,099	59,598,099	58,358,521	58,358,521
Parent Company [Member]
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	59,598,099	59,598,099	58,358,521	58,358,521
Common stock, shares outstanding (in shares)	59,598,099	59,598,099	58,358,521	58,358,521
Amount Restricted To Transfer From Subsidiary To Parent	$ 79,500	¥ 538,113	$ 73,209	¥ 497,789